Consolidated Statements of Income ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 ILS (₪) ₪ / shares shares	Dec. 31, 2018 ILS (₪) ₪ / shares shares		Dec. 31, 2017 ILS (₪) ₪ / shares shares
Statement Line Items [Line Items]
Revenues | ₪		₪ 3,708	₪ 3,688		₪ 3,871
Cost of revenues | ₪		(2,725)	(2,661)		(2,680)
Gross profit | ₪		983	1,027		1,191
Selling and marketing expenses | ₪		(610)	(567)		(479)
General and administrative expenses | ₪		(329)	(360)		(426)
Other income (expenses), net | ₪		(20)	1	[1]	42	[1]
Operating profit | ₪		24	101		328
Financing income | ₪		49	19	[1]	21	[1]
Financing expenses | ₪		(193)	(190)		(196)
Financing expenses, net | ₪		(144)	(171)		(175)
Share in losses of equity accounted investees | ₪		(10)
Profit (loss) before taxes on income | ₪		(130)	(70)		153
Tax benefit (Taxes on income) | ₪		23	6		(40)
Profit (loss) for the year | ₪		(107)	(64)		113
Attributable to:
Owners of the Company | ₪		(107)	(62)		112
Non-controlling interests | ₪			(2)		1
Profit (loss) for the year | ₪		₪ (107)	₪ (64)		₪ 113
Earnings (loss) per share
Basic earnings (loss) per share (in NIS) | ₪ / shares		₪ (0.90)	₪ (0.58)		₪ 1.11
Diluted earnings (loss) per share (in NIS) | ₪ / shares		₪ (0.90)	₪ (0.58)		₪ 1.10
Weighted-average number of shares used in the calculation of basic earnings (loss) per share (in shares) | shares	118,376,455	118,376,455	107,499,543		100,654,935
Weighted-average number of shares used in the calculation of diluted earnings (loss) per share (in shares) | shares	118,376,455	118,376,455	107,499,543		100,889,661
Convenience translation into U.S. dollar [Member]
Statement Line Items [Line Items]
Revenues | $	$ 1,073
Cost of revenues | $	(788)
Gross profit | $	285
Selling and marketing expenses | $	(177)
General and administrative expenses | $	(95)
Other income (expenses), net | $	(6)
Operating profit | $	7
Financing income | $	14
Financing expenses | $	(56)
Financing expenses, net | $	(42)
Share in losses of equity accounted investees | $	(3)
Profit (loss) before taxes on income | $	(38)
Tax benefit (Taxes on income) | $	7
Profit (loss) for the year | $	(31)
Attributable to:
Owners of the Company | $	(31)
Non-controlling interests | $
Profit (loss) for the year | $	$ (31)
Earnings (loss) per share
Basic earnings (loss) per share (in NIS) | $ / shares	$ (0.26)
Diluted earnings (loss) per share (in NIS) | $ / shares	$ (0.26)
Weighted-average number of shares used in the calculation of basic earnings (loss) per share (in shares) | shares	118,376,455	118,376,455
Weighted-average number of shares used in the calculation of diluted earnings (loss) per share (in shares) | shares	118,376,455	118,376,455

[1]	Reclassified - see Note 2(F) regarding voluntary change in accounting policy